INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES) - Narrative (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) royalty shares
Disclosure of detailed information about borrowings [line items]
Number of royalties | royalty		35
Sale of royalties, cash consideration		$ 46.2
Gain on sale of royalties	$ 0.0	45.9
Sale of royalties, transaction costs		$ 0.3
DPM
Disclosure of detailed information about borrowings [line items]
Investments in subsidiaries, shares received on transaction | shares	4.9	4.9
Investments in subsidiaries, fair value of shares received		$ 28.7
Investments in subsidiaries, loss on sale of investment	$ 0.5	$ 16.1
Investments in subsidiaries, proceeds from shares received on transaction	$ 26.2